Retirement Benefits Schedule of Allocation of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 43.7		$ 40.1		$ 34.2
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.3		6.0
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37.4		34.1
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.6	[1]	2.0
Cash and Cash Equivalents | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0.1
Cash and Cash Equivalents | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.6	[1]	1.9	[1]
Cash and Cash Equivalents | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Other Security Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1		0.1
Other Security Investments | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Other Security Investments | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1		0.1
Other Security Investments | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Fixed Income Securities | Government-Related Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.7		8.9
Fixed Income Securities | Government-Related Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.4		2.1
Fixed Income Securities | Government-Related Securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.3		6.8
Fixed Income Securities | Government-Related Securities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Fixed Income Securities | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.6	[2]	9.1	[2]
Fixed Income Securities | Corporate Bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[2]	0	[2]
Fixed Income Securities | Corporate Bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.6	[2]	9.1	[2]
Fixed Income Securities | Corporate Bonds | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[2]	0	[2]
Equity Securities | US Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.5		5.8
Equity Securities | US Equity | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.9		3.8
Equity Securities | US Equity | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.6	[3]	2.0	[3]
Equity Securities | US Equity | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Equity Securities | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.2		14.2
Equity Securities | International Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Equity Securities | International Equity Securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.2	[3]	14.2	[3]
Equity Securities | International Equity Securities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0		$ 0

[1]	Assets categorized as Level 2 reflect investments in money market funds.
[2]	Securities of diverse industries, substantially all investment grade.
[3]	Assets categorized as Level 2 reflect investments in common collective funds.